Revenues (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Summary of Breakdown of Revenues by Product Line
The following table provides a breakdown of revenues by brand and product line:

	For the six months ended June 30,
(€ thousands)	2024	2023
ZEGNA brand (1)	566,067	541,319
Thom Browne	166,721	206,951
TOM FORD FASHION	148,493	64,015
Textile	71,836	73,072
Other (2)	7,005	17,702
Total revenues	960,122	903,059
________________________________________
(1)ZEGNA brand includes apparel, bags, shoes and small and large leather goods, as well as licensed goods and royalties.
(2)Other mainly includes revenues from agreements with third party brands.

Summary of Breakdown of Revenues by Sales Channel
The following table provides a breakdown of revenues by distribution channel:

	For the six months ended June 30,
(€ thousands)	2024	2023
Direct to Consumer (DTC)
ZEGNA brand	486,561	465,710
Thom Browne	89,976	82,924
TOM FORD FASHION	93,062	34,751
Total Direct to Consumer (DTC)	669,599	583,385

Wholesale branded
ZEGNA brand	79,506	75,609
Thom Browne	76,745	124,027
TOM FORD FASHION	55,431	29,264
Total Wholesale branded	211,682	228,900
Textile	71,836	73,072
Other(1)	7,005	17,702
Total revenues	960,122	903,059
________________________________________
(1)Other mainly includes revenues from agreements with third party brands.

Summary of Breakdown of Revenues by Geographic Area
The following table provides a breakdown of revenues by geographic area:

	For the six months ended June 30,
(€ thousands)	2024	2023
EMEA(1)	336,591	322,680
of which Italy	135,203	151,464
Americas (2)	246,046	190,112
of which United States	212,392	156,747
Greater China Region	266,324	306,835
Rest of APAC(3)	109,990	82,190
Other(4)	1,171	1,242
Total revenues	960,122	903,059
________________________________________
(1)EMEA includes Europe, the Middle East and Africa.
(2)Americas includes the United States of America, Canada, Mexico, Brazil and other Central and South American countries.
(3)Rest of APAC includes Japan, South Korea, Singapore, Thailand, Malaysia, Vietnam, Indonesia, Philippines, Australia, New Zealand, India and other Southeast Asian countries.
(4)Other revenues mainly include royalties.